Document And Entity Information	Nov. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	Lyra Therapeutics, Inc.
Entity Central Index Key	0001327273
Entity Emerging Growth Company	true
Securities Act File Number	001-39273
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1700838
Entity Address, Address Line One	480 Arsenal Way
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	393-4600
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	LYRA
Security Exchange Name	NASDAQ